Net Loss Per Share - Schedule of the outstanding shares of potentially dilutive securities (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	9,681,599	6,352,338	7,124,724	3,936,500